Valuation and Qualifying Accounts (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 02, 2011	Jan. 03, 2010	Jan. 01, 2012	Dec. 28, 2008
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve for customer rebates	$ 3,663	$ 3,191	$ 3,753	$ 3,304
Accruals and Payments/Credits revised to reflect non-cash credits/adjustments	908	834
Accrued Customer Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve for customer rebates	$ 701	$ 729	$ 656